SHAREHOLDERS' EQUITY (Schedule of Option Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Expected volatility, minimum	19.44%	21.23%	21.69%
Expected volatility, maximum	21.54%	21.83%	22.90%
Risk free interest rate, minimum	1.43%	2.42%	1.53%
Risk free interest rate, maximum	2.55%	3.04%	2.00%
Expected dividend	0.00%	0.00%	0.00%
Expected term (in years)	3 years 6 months	3 years 6 months	3 years 6 months